Investment Properties - Investment Properties (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Line Items]
Investment properties at cost	$ 72,719,960	$ 47,291,233	$ 34,728,707
Less accumulated depreciation	2,742,229	1,967,736	498,819
Investment properties, net	69,977,731	45,323,497	34,229,888
Land
Real Estate [Line Items]
Investment properties at cost	12,528,373	7,462,946	4,304,064
Site improvements
Real Estate [Line Items]
Investment properties at cost	3,542,446	2,341,547	1,589,647
Buildings and improvements
Real Estate [Line Items]
Investment properties at cost	54,590,901	35,753,467	27,156,549
Furniture and fixtures
Real Estate [Line Items]
Investment properties at cost	$ 2,058,240	$ 1,733,273	$ 1,678,447